UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%
	Shares	Value
CONSUMER DISCRETIONARY — 13.5%
McDonald’s	49,150	$4,647,624
TJX	105,700	5,632,753
Twenty-First Century Fox	114,000	3,609,240
Walt Disney	77,334	6,641,444

		20,531,061

CONSUMER STAPLES — 12.7%
Coca-Cola	89,500	3,516,455
CVS Caremark	93,891	7,169,517
PepsiCo	55,000	4,845,500
Procter & Gamble	48,600	3,757,752

		19,289,224

ENERGY — 9.5%
Chevron	36,000	4,652,640
Exxon Mobil	45,602	4,511,862
Schlumberger	48,300	5,235,237

		14,399,739

FINANCIAL SERVICES — 14.0%
American Express	35,500	3,124,000
BlackRock, Cl A	17,400	5,302,302
JPMorgan Chase	92,900	5,357,543
Wells Fargo	147,995	7,532,945

		21,316,790

HEALTH CARE — 14.8%
Becton Dickinson	40,100	4,661,224
Covidien	75,900	6,566,109
Johnson & Johnson	61,450	6,150,531
UnitedHealth Group	61,900	5,016,995

		22,394,859

INDUSTRIAL — 12.9%
Eaton	78,800	5,352,096
Union Pacific	46,200	4,541,922
United Technologies	50,760	5,337,414
WW Grainger	18,500	4,350,275

		19,581,707

INFORMATION SERVICES — 18.6%
Accenture, Cl A	65,155	5,165,488
Apple	66,030	6,310,487
International Business Machines	25,500	4,887,585
Oracle	128,900	5,206,271
QUALCOMM	91,500	6,743,550

		28,313,381

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 3.1%
E.I. du Pont de Nemours	73,064	$4,698,746

TOTAL COMMON STOCK (Cost $110,415,212)		150,525,507

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010% (A) (Cost $1,023,675)	1,023,675	1,023,675

TOTAL INVESTMENTS — 99.8% (Cost $111,438,887)†		$151,549,182

Percentages are based on Net Assets of $151,888,844.
(A)	The rate reported is the 7-day effective yield as of July 31, 2014.
Cl	Class

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 investments.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $111,438,887, and the unrealized appreciation and depreciation were $40,524,530 and $(414,235), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HIM-QH-001-2200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014